Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2023-12-31	12 Months Ended
Dec. 31, 2023
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Dec. 31, 2023
Restatement does not require Recovery	The Company concluded the
error was not material to the Company's previously reported consolidated financial statements or unaudited interim condensed consolidated financial statements. More information related to the error correction can be found in the
Company's 2023 Form 10-K. The NSCO Committee determined that there was no erroneously awarded compensation attributable to such accounting restatement; therefore, no amount was pursued from any current or former executive officers.